SunAmerica Asset Management, LLC
Harborside 5
185 Hudson Street, Suite 3300
Jersey City NJ 07311

(201) 324-6378
(201) 324-6364 Fax
Edward.Gizzi @AIG.com

Edward Gizzi
Assistant General Counsel

May 23, 2019

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:                     SunAmerica Series Trust (the “Registrant”)

Registration File No. 33-52742

Ladies and Gentlemen:

On behalf of the Registrant, transmitted for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “1933 Act”), are exhibits containing interactive data format risk/return summary information using the eXtensible Business Reporting Language (XBRL).

The exhibits mirror the risk/return summary information in the supplement dated May 2, 2019 to the Portfolio’s prospectus, filed pursuant to Rule 497(e) under the 1933 Act on May 2, 2019.

Should you have any comments or questions, please contact the undersigned at (201) 324-6378.

Very truly yours,

/s/ Edward Gizzi
Edward Gizzi